Updating Summary Prospectus
ONcore Select 4 Variable Annuity and ONcore Select 7 Variable Annuity
Issued by
AuguStar® Life Insurance Company
through
AuguStar Variable Account A
May 1, 2025
This updating summary prospectus summarizes certain changes to key features of the ONcore Select 4 Variable Annuity and ONcore Select 7 Variable Annuity contracts. This Updating Summary Prospectus also provides a summary of ONcore Select 4 Variable Annuity and ONcore Select 7 features that have changed since April 30, 2024.
The prospectus for the contract contains more information, such as the contract’s features, benefits, and risks. An updated prospectus for ONcore Select 4 Variable Annuity and ONcore Select 7 Variable Annuity can be found at augustarfinancial.com/variableproducts.
You can also obtain this information at no cost by calling 888.925.6446, writing to One Financial Way Montgomery, Ohio 45242 or sending an email request to AnnuityService@augustarfinancial.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Form 8508.1-USP

Glossary
AuguStar Life – AuguStar® Life Insurance Company, the depositor of the contract.
Contract Value – Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA account.
DCA – Dollar cost averaging.
Enhanced DCA Account – An account available for purchase payments, subject to certain limitations, that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio.
Fixed Accumulation Account – A subset of our general account that guarantees a fixed return for a specified period of time and guarantees the principal against loss.
Fund – A mutual fund in which subaccount assets may be invested. See Appendix A.
Subaccount – A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.
Surrender – To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.
Valuation Period – The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.
VAA – AuguStar Variable Account A, a separate account of AuguStar Life consisting of assets segregated from AuguStar Life 's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.
We, Us, Our – We, us and our refer to AuguStar Life.
You – You means the owner(s) of the contract or the last surviving owner’s estate if all owners are deceased.
Form 8508.1-USP

Updated Information About Your Contract
The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated April 30, 2024. This may not reflect all of the changes that have occurred since you purchased your contract.
Fee Changes
The following shows the minimum and maximum total operating expenses deducted from the assets of the Funds (before any fee waiver or expense reimbursement):
Annual Fee	Minimum	Maximum
Investment options(Fund fees and expenses)	0.35%	2.44%
Fund Changes
●
Effective August 1, 2024, the adviser for Federated Hermes Kaufmann Fund II portfolio changed from Federated Equity Management Company of Pennsylvania to Federated Global Investment Management Corp. Federated Global Investment Management Corp. was removed as subadviser.
●
On November 25, 2024, AVIP AB Risk Managed Balanced Portfolio was renamed AVIP Constellation Dynamic Risk Balanced Portfolio. AllianceBernstein L.P. is no longer the subadviser to the Portfolio.
●
On November 25, 2024, AVIP iShares Managed Risk Balanced Portfolio, AVIP iShares Managed Risk Moderate Growth Portfolio, and AVIP iShares Managed Risk Growth Portfolio were renamed AVIP Constellation Managed Risk Balanced Portfolio, AVIP Constellation Managed Risk Moderate Growth Portfolio, and AVIP Constellation Managed Risk Growth Portfolio, respectively. BlackRock Investment Management, LLC. is no longer the subadviser to the Portfolios.
Form 8508.1-USP

Important Information You Should Consider About the Contract
FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawal
ONcore Select 7 – If you withdraw money from your contract within 7 years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of total purchase payment, minus all previous withdrawals, during the first year, declining down to 0% over the 7 years. For example, if you make an early withdrawal within the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.
ONcore Select 4 – If you withdraw money from your contract within 4 years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of total purchase payment, minus all previous withdrawals, during the first year, declining down to 0% over the 4 years. For example, if you make an early withdrawal within the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.
During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge.
Deductions and Expenses –Surrender Charge
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as when you transfer Contract value between investment options more than 12 times per contract year, take more than 14 withdrawals in a contract year or for special requests (such as wire transfers or overnight mail).
Deductions and Expenses – Withdrawal Fee and Transfer Fee
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Deductions and Expenses
	Annual Fee	Minimum	Maximum
	1. Base Contract	1.40%[1]	1.80%[1]
	2. Investment options (Fund fees and expenses)	0.35%[2]	2.28%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.50%[3]
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost Estimate: $1,677	Highest Annual Cost Estimate: $5,695

Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of contract
classes and Fund fees and expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of contract classes,
optional benefits, and Fund fees and expenses
●No sales charges
●No additional purchase payments, transfers
or withdrawals

As a percentage of average Contract Value in the separate account.

As a percentage of average Fund net assets.

The minimum fee reflects the current charge for the least expensive optional benefit, the GEB, calculated as an annualized percentage of the Contract Value on a contract anniversary. The maximum fee reflects the current charge for the most expensive optional benefit, the Income Opportunity GLWB (Joint Life), calculated as an annualized percentage of the amount that is guaranteed under the optional benefit.
Form 8508.1-USP

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges apply for 4 years (ONcore Select 4) or 7 years
(ONcore Select 7) following your last purchase payment. They will reduce the value of your contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
An investment in this contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options you choose.
Each investment option (including the Fixed Accumulation Account and the Enhanced DCA Account) has its own unique risks.
You should review the prospectuses for the available Funds before making an investment decision
Principal Risks of Investing in the Contract
Insurance Company Risks
Any obligations (including under the Fixed Accumulation Account), guarantees, and benefits of the contract are subject to the
claims-paying ability of AuguStar Life. More information about
AuguStar Life, including our financial strength ratings, is available upon request by calling us at 888.925.6446.
Principal Risks of Investing in the Contract

RESTRICTIONS	Location in Prospectus
Investments
We reserve the right to charge $10 for each transfer when you transfer money between subaccounts in excess of 12 times in a contract year.
We reserve the right to limit transfers in circumstances of frequent or large transfers.
We reserve the right to remove, close or substitute Funds as investment options that are available under the contract.
Investment Options – The Funds; Deductions and Expenses – Transfer Fee; and Accumulation Period Transfers Among Subacccounts
Optional Benefits
Certain optional benefits limit or restrict the investment options that you may select under the contract. We may change the
investment restrictions in the future, including limiting the investment options available with the optional benefit.
Certain optional benefits could limit subsequent purchase
payments.
Certain benefits may limit withdrawals or other rights under the contract. Under certain benefits, withdrawals may reduce the value of an optional benefit by an amount greater than the value
withdrawn, which could significantly reduce the value of or even terminate the benefit.
Death Benefit –Optional Death Benefit Riders and Optional Living Benefit Riders
Form 8508.1-USP

TAXES	Location in Prospectus
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this
contract.
If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1/2.
Federal Tax Status

CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Although the contracts are no longer offered for new sales, firms and their registered representatives that sold the contracts may still be paid for those sales. Your investment professional may receive compensation for having sold this contract to you in the form of commissions, service fees, additional cash benefits (e.g. bonuses), and non-cash compensation. Accordingly, investment professionals may have had a financial incentive to offer or recommend this contract over another investment.
AuguStar Life Insurance Company
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than
continue to own your existing contract.
N/A
Form 8508.1-USP

Appendix A – Funds Available Under the Contract
The following is a list of Funds available under the contract, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. You can find the prospectuses and other information about the Funds online at augustarfinancial.com/variableproducts. You can also request this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@augustarfinancial.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Allocation	AB VPS Global Risk Allocation-Moderate Portfolio (Class B) Adviser: AllianceBernstein L.P.	0.78%*	12.28%	4.90%	N/A
Large Cap Value Equity	AB VPS Relative Value Portfolio (Class B)(1) Adviser: AllianceBernstein L.P.	0.86%	12.76%	9.54%	9.39%
Small Cap Growth Equity	AB VPS Small Cap Growth Portfolio (Class B) Adviser: AllianceBernstein L.P.	1.15%*	18.44%	7.28%	10.33%
Mid Cap Growth Equity	AVIP AB Mid Cap Core Portfolio Adviser: Constellation Investments, Inc. Subadviser: AllianceBernstein L.P.	0.92%	14.21%	7.36%	8.74%
Small Cap Growth Equity	AVIP AB Small Cap Portfolio Adviser: Constellation Investments, Inc. Subadviser: AllianceBernstein L.P.	0.88%	13.82%	6.63%	8.13%
Allocation	AVIP Balanced Model Portfolio Adviser: Constellation Investments, Inc.	0.98%	9.67%	5.86%	N/A
Foreign Large Cap Blend Equity	AVIP BlackRock Advantage International Equity Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.86%	6.29%	5.79%	5.24%
Large Cap Blend Equity	AVIP BlackRock Advantage Large Cap Core Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.70%	26.27%	14.05%	11.96%
Large Cap Growth Equity	AVIP BlackRock Advantage Large Cap Growth Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.71%	31.07%	16.12%	13.92%
Large Cap Value Equity	AVIP BlackRock Advantage Large Cap Value Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.74%	15.76%	9.20%	8.42%
Form 8508.1-USP

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Small Cap Growth Equity	AVIP BlackRock Advantage Small Cap Growth Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.87%	10.29%	6.50%	7.80%
Allocation	AVIP BlackRock Balanced Allocation Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.57%	19.50%	10.21%	9.37%
Corporate Bond	AVIP Bond Portfolio Adviser: Constellation Investments, Inc.	0.61%	2.38%	0.30%	2.39%
Allocation	AVIP Constellation Dynamic Risk Balanced Portfolio(2) Adviser: Constellation Investments, Inc.	0.88%	12.51%	6.67%	7.53%
Allocation	AVIP Constellation Managed Risk Balanced Portfolio(3) Adviser: Constellation Investments, Inc.	0.66%	9.16%	N/A	N/A
Allocation	AVIP Constellation Managed Risk Growth Portfolio(3) Adviser: Constellation Investments, Inc.	0.67%	14.86%	N/A	N/A
Allocation	AVIP Constellation Managed Risk Moderate Growth Portfolio(3) Adviser: Constellation Investments, Inc.	0.65%	11.51%	N/A	N/A
Intermediate Core-Plus Bond	AVIP Federated Core Plus Bond Portfolio Adviser: Constellation Investments, Inc. Subadviser: Federated Investment Management Company	0.58%	1.71%	N/A	N/A
High Yield Bond	AVIP Federated High Income Bond Portfolio Adviser: Constellation Investments, Inc. Subadviser: Federated Investment Management Company	0.86%	6.45%	3.45%	4.60%
Large Cap Growth Equity	AVIP Fidelity Institutional AM® Equity Growth Portfolio Adviser: Constellation Investments, Inc. Subadviser: FIAM LLC	0.79%	30.68%	14.71%	15.16%
Allocation	AVIP Growth Model Portfolio Adviser: Constellation Investments, Inc.	0.99%	13.75%	9.01%	N/A
Large Cap Blend Equity	AVIP Intech U.S. Low Volatility Portfolio Adviser: Constellation Investments, Inc. Subadviser: Intech Investment Management LLC	0.61%	20.04%	N/A	N/A
Allocation	AVIP Moderate Growth Model Portfolio Adviser: Constellation Investments, Inc.	0.96%	12.13%	7.56%	N/A
Allocation	AVIP Moderately Conservative Model Portfolio Adviser: Constellation Investments, Inc.	1.01%	7.77%	4.21%	N/A
Form 8508.1-USP

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Large Cap Growth Equity	AVIP Nasdaq-100® Index Portfolio Adviser: Constellation Investments, Inc. Subadviser: Geode Capital Management LLC	0.43%	25.37%	19.71%	18.02%
Large Cap Blend Equity	AVIP S&P 500® Index Portfolio Adviser: Constellation Investments, Inc. Subadviser: Geode Capital Management LLC	0.38%	24.57%	14.09%	12.65%
Mid Cap Blend Equity	AVIP S&P MidCap 400® Index Portfolio Adviser: Constellation Investments, Inc. Subadviser: Geode Capital Management LLC	0.40%	13.43%	9.81%	8.06%
Large Cap Blend Equity	BNY Mellon Appreciation Portfolio (Service Class) Adviser: BNY Mellon Investment Adviser, Inc.	1.10%	12.48%	11.65%	11.28%
Equity	ClearBridge Variable Dividend Strategy Portfolio (Class I) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	16.85%	10.85%	10.64%
Equity	ClearBridge Variable Large Cap Value Portfolio (Class I) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	8.08%	9.10%	8.63%
Mid Cap Growth Equity	Federated Hermes Kaufmann Fund II (Service Class) Adviser: Federated Global Investment Management Corp.(4)	1.81%	16.78%	4.21%	9.09%
Large Cap Value Equity	Fidelity® VIP Equity-Income PortfolioSM (Service Class 2) Adviser: Fidelity Management & Research Company	0.72%	15.06%	9.80%	8.94%
Money Market	Fidelity® VIP Government Money Market Portfolio (Service Class) Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	0.35%	4.98%	2.26%	1.55%
Large Cap Growth Equity	Fidelity® VIP Growth Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.81%	30.07%	18.63%	16.34%
Mid Cap Blend Equity	Fidelity® VIP Mid Cap Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.82%	17.18%	11.05%	8.94%
Form 8508.1-USP

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Real Estate Equity	Fidelity® VIP Real Estate Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.86%	6.25%	1.94%	3.67%
Allocation	Fidelity® VIP Target Volatility Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.84%*	9.80%	5.20%	5.65%
Allocation	Franklin Allocation VIP Fund (Class 4) Adviser: Franklin Advisers, Inc. Subadviser: Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, ClearBridge Investments, LLC, Brandywine Global Investment Management, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.92%*	8.89%	5.45%	5.25%
Allocation	Franklin DynaTech VIP Fund (Class 4) Adviser: Franklin Advisers, Inc.	0.97%	30.29%	13.51%	12.57%
Allocation	Franklin Income VIP Fund (Class 4) Adviser: Franklin Advisers, Inc.	0.82%*	7.08%	5.17%	5.15%
Allocation	Franklin Templeton Foreign VIP Fund (Class 4) Adviser: Templeton Investment Counsel, LLC	1.16%*	-1.08%	2.49%	2.28%
Allocation	Franklin VolSmart Allocation VIP Fund (Class 5) Adviser: Franklin Advisers, Inc.	0.90%*	11.68%	8.42%	6.80%
Large Cap Blend Equity	Goldman Sachs Strategic Growth Fund (Service Class) Adviser: Goldman Sachs Asset Management, L.P.	0.96%*	32.09%	16.48%	14.63%
Allocation	Goldman Sachs Trend Driven Allocation Fund (Service Class) Adviser: Goldman Sachs Asset Management, L.P.	0.96%*	11.76%	4.78%	4.16%
Large Cap Blend Equity	Goldman Sachs U.S. Equity Insights Fund (Service Class) Adviser: Goldman Sachs Asset Management, L.P.	0.77%*	28.00%	13.92%	11.83%
Foreign Large Cap Growth Equity	Invesco V.I. EQV International Equity Fund (Series II) Adviser: Invesco Advisers, Inc.	1.15%	0.34%	2.97%	4.10%
Allocation	Janus Henderson Balanced Portfolio (Service Class) Adviser: Janus Henderson Investors US LLC	0.87%	15.15%	8.06%	8.39%
Form 8508.1-USP

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Fixed Income	Janus Henderson Flexible Bond Portfolio (Service Class) Adviser: Janus Henderson Investors US LLC	0.82%*	1.63%	0.09%	1.35%
Equity	Janus Henderson Global Research Portfolio (Service Class) Adviser: Janus Henderson Investors US LLC	0.97%	23.27%	12.07%	10.27%
Equity	Janus Henderson Overseas Portfolio (Service Class) Adviser: Janus Henderson Investors US LLC	1.13%	5.58%	6.94%	5.29%
Equity	Janus Henderson Research Portfolio (Service Class) Adviser: Janus Henderson Investors US LLC	0.92%	34.96%	16.48%	14.24%
Equity	Lazard Retirement Emerging Markets Equity Portfolio (Service Class) Adviser: Lazard Asset Management LLC	1.40%*	7.43%	3.03%	3.26%
Allocation	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Class) Adviser: Lazard Asset Management LLC	1.05%*	8.60%	2.33%	4.35%
Equity	Lazard Retirement International Equity Portfolio (Service Class) Adviser: Lazard Asset Management LLC	1.09%*	5.63%	3.57%	3.99%
Equity	Lazard Retirement US Small Cap Equity Select Portfolio (Service Class) Adviser: Lazard Asset Management LLC	1.12%*	11.12%	5.74%	6.73%
Equity	LVIP JPMorgan Small Cap Core Fund (Standard Class)(1) Adviser: Lincoln Financial Investments Corporation Subadviser: J.P. Morgan Investment Management Inc.	0.75%	11.71%	7.05%	7.30%
Allocation	Macquarie VIP Asset Strategy Series (Service Class) Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc.	0.85%*	12.44%	6.55%	5.27%
Natural Resources Equity	Macquarie VIP Natural Resources Series (Service Class) Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc.	1.25%*	-0.58%	5.80%	0.98%
Form 8508.1-USP

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Technology Equity	Macquarie VIP Science and Technology Series (Service Class) Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc.	1.16%	30.59%	14.04%	13.54%
Large Cap Growth Equity	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) Adviser: Massachusetts Financial Services Company	0.97%*	15.98%	12.15%	12.90%
Mid Cap Growth Equity	MFS® Mid Cap Growth Series (Service Class) Adviser: Massachusetts Financial Services Company	1.05%*	14.44%	8.85%	11.43%
Small Cap Growth Equity	MFS® New Discovery Series (Service Class) Adviser: Massachusetts Financial Services Company	1.12%*	6.44%	4.71%	8.92%
Allocation	MFS® Total Return Series (Service Class) Adviser: Massachusetts Financial Services Company	0.86%*	7.46%	5.89%	6.20%
Large Cap Growth Equity	Morgan Stanley VIF Growth Portfolio (Class II) Adviser: Morgan Stanley Investment Management, Inc.	0.82%*	46.20%	13.33%	15.25%
Mid Cap Growth Equity	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S) Adviser: Neuberger Berman Investment Advisers LLC	1.25%*	8.67%	6.88%	5.41%
Commodities	PIMCO CommodityRealReturn® Strategy Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC	2.28%*	4.16%	7.09%	1.65%
Global Bond	PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class) Adviser: Pacific Investment Management Company LLC	1.08%	-0.50%	-0.33%	0.82%
Short Term Bond	PIMCO Low Duration Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC	0.67%	4.50%	1.08%	1.28%
Inflation Protected Bond	PIMCO Real Return Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC	1.07%	2.13%	1.93%	2.16%
Ultrashort Bond	PIMCO Short-Term Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC	0.62%	6.05%	2.76%	2.40%
Form 8508.1-USP

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Small Cap Blend Equity	Royce Micro-Cap Portfolio (Investment Class) Adviser: Royce & Associates, LP	1.18%	13.67%	11.00%	7.28%
Small Cap Value Equity	Royce Small-Cap Portfolio (Investment Class) Adviser: Royce & Associates, LP	1.14%	3.40%	7.17%	5.63%
*
Annual expenses reflect temporary fee reductions.
(1)
Available only in contracts with value allocated to this Fund as of May 1, 2023.
(2)
On November 25, 2024, AVIP AB Risk Managed Balanced Portfolio was renamed AVIP Constellation Dynamic Risk Balanced Portfolio. AllianceBernstein L.P. is no longer the sub-adviser to the Portfolio.
(3)
On November 25, 2024, AVIP iShares Managed Risk Balanced Portfolio, AVIP iShares Managed Risk Moderate Growth Portfolio, and AVIP iShares Managed Risk Growth Portfolio were renamed AVIP Constellation Managed Risk Balanced Portfolio, AVIP Constellation Managed Risk Moderate Growth Portfolio, and AVIP Constellation Managed Risk Growth Portfolio, respectively. BlackRock Investment Management, LLC. is no longer the sub-adviser to the Portfolios.
(4)
Effective August 1, 2024, the adviser for Federated Hermes Kaufmann Fund II portfolio changed from Federated Equity Management Company of Pennsylvania to Federated Global Investment Management Corp. Federated Global Investment Management Corp. was removed as subadviser.
Form 8508.1-USP

Investment Options Available with Certain Optional Riders
Income Opportunity GLWB
Option 1 – Select A Single Option
Allocation: 100%
Investment Options
AVIP Moderately Conservative Model Portfolio
AVIP Balanced Model Portfolio
Option 2 – Select Multiple Options
Allocations:
	Minimum	Maximum
Any individual investment option included in any of the Categories	0%	50%
Category 1 Investment Options	20%	50%
Category 2 Investment Options	20%	80%
Category 3 Investment Options	0%	20%
Category 4 Investment Options	0%	10%
Investment Options:
CATEGORY 1	AVIP Bond Portfolio AVIP Federated Core Plus Bond Portfolio Fidelity® VIP Government Money Market Portfolio Janus Henderson Flexible Bond Portfolio	PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio
CATEGORY 2
AVIP BlackRock Balanced Allocation Portfolio
AVIP S&P 500® Index Portfolio
AVIP Federated High Income Bond Portfolio
AVIP Constellation Dynamic Risk Balanced
Portfolio
AVIP BlackRock Advantage International Equity
Portfolio
AVIP Moderate Growth Model Portfolio AVIP
Growth Model Portfolio
AVIP Constellation Managed Risk Balanced
Portfolio
AVIP Constellation Managed Risk Moderate
Growth Portfolio
AVIP Constellation Managed Risk Growth
Portfolio
AVIP Intech U.S. Low Volatility Portfolio

AB VPS Global Risk Allocation-Moderate
Portfolio
Fidelity® VIP Target Volatility Portfolio
Franklin VolSmart Allocation VIP Fund
Goldman Sachs Trend Driven Allocation Fund
Janus Henderson Balanced Portfolio
Lazard Retirement Global Dynamic Multi-Asset
Portfolio
ClearBridge Variable Large Cap Value Portfolio
MFS® Total Return Series
PIMCO Global Bond Opportunities Portfolio
(Unhedged)

Form 8508.1-USP

CATEGORY 3
AVIP Fidelity Institutional AM® Equity Growth
Portfolio
AVIP AB Mid Cap Core Portfolio
AVIP BlackRock Advantage Large Cap Core
Portfolio
AVIP BlackRock Advantage Large Cap Growth
Portfolio
AVIP Nasdaq-100® Index Portfolio
AVIP S&P MidCap 400® Index Portfolio
AVIP BlackRock Advantage Large Cap Value
Portfolio
AB VPS Relative Value Portfolio
Invesco V.I. EQV International Equity Fund
Federated Hermes Kaufmann Fund II
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio

Franklin DynaTech VIP Fund
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Templeton Foreign VIP Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs U.S. Equity Insights Fund
Janus Henderson Research Portfolio
Janus Henderson Global Research Portfolio
Lazard Retirement US Small Cap Equity Select
Portfolio
ClearBridge Variable Dividend Strategy Portfolio
MFS® Mid Cap Growth Series
MFS® New Discovery Series
MFS® Massachusetts Investors Growth Stock
Portfolio

CATEGORY 4
AVIP BlackRock Advantage Small Cap Growth
Portfolio
AVIP AB Small Cap Portfolio
AB VPS Small Cap Growth Portfolio
Fidelity® VIP Real Estate Portfolio
Macquarie VIP Natural Resources Series
Macquarie VIP Science and Technology Series
Macquarie VIP Asset Strategy Series

Janus Henderson Overseas Portfolio
Lazard Retirement Emerging Markets Equity
Portfolio
Morgan Stanley VIF Growth Portfolio
PIMCO CommodityRealReturn® Strategy
Portfolio
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

GLWB Preferred I.S.
Allocations:
	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%
Investment Options:
CATEGORY 1	AVIP Constellation Dynamic Risk Balanced Portfolio AVIP Constellation Managed Risk Balanced Portfolio AVIP Constellation Managed Risk Moderate Growth Portfolio	AB VPS Global Risk Allocation-Moderate Portfolio Franklin VolSmart Allocation VIP Fund
CATEGORY 2
AVIP Balanced Model Portfolio
AVIP BlackRock Balanced Allocation Portfolio
AVIP Intech U.S. Low Volatility Portfolio
AVIP Constellation Managed Risk Growth
Portfolio
Fidelity® VIP Target Volatility Portfolio
Goldman Sachs Trend Driven Allocation Fund Janus Henderson Balanced Portfolio Lazard Retirement Global Dynamic Multi-Asset Portfolio MFS® Total Return Series
Form 8508.1-USP

GLWB Plus and GPP (2012) Applied for on or after October 1, 2012
Allocations:
	Minimum	Maximum
Category 1 Investment Options	25%	100%
Category 2 Investment Options	0%	50%
Category 3 Investment Options	0%	75%
Category 4 Investment Options	0%	25%
Investment Options:
CATEGORY 1	AVIP Constellation Dynamic Risk Balanced Portfolio AVIP Constellation Managed Risk Balanced Portfolio AVIP Constellation Managed Risk Moderate Growth Portfolio	AB VPS Global Risk Allocation-Moderate Portfolio Franklin VolSmart Allocation VIP Fund
CATEGORY 2
AVIP Balanced Model Portfolio
AVIP BlackRock Balanced Allocation Portfolio
AVIP Intech U.S. Low Volatility Portfolio
AVIP Constellation Managed Risk Growth
Portfolio
Fidelity® VIP Target Volatility Portfolio
Goldman Sachs Trend Driven Allocation Fund Janus Henderson Balanced Portfolio Lazard Retirement Global Dynamic Multi-Asset Portfolio MFS® Total Return Series
Combo Death Benefit
Allocations:
	Minimum	Maximum
Category 1 Investment Options	25%	50%
Category 2 Investment Options	0%	75%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	10%
Form 8508.1-USP

Investment Options:
CATEGORY 1	AVIP Bond Portfolio AVIP Federated Core Plus Bond Portfolio Fidelity® VIP Government Money Market Portfolio Janus Henderson Flexible Bond Portfolio	PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio
CATEGORY 2
AVIP BlackRock Balanced Allocation Portfolio
AVIP S&P 500® Index Portfolio
AVIP BlackRock Advantage Large Cap Value
Portfolio
AVIP AB Mid Cap Core Portfolio
AVIP BlackRock Advantage Large Cap Growth
Portfolio
AVIP S&P MidCap 400® Index Portfolio
AVIP Constellation Dynamic Risk Balanced
Portfolio
AVIP Moderately Conservative Model Portfolio
AVIP Balanced Model Portfolio
AVIP Moderate Growth Model Portfolio
AVIP Growth Model Portfolio
AVIP Constellation Managed Risk Balanced
Portfolio
AVIP Constellation Managed Risk Moderate
Growth Portfolio
AVIP Constellation Managed Risk Growth
Portfolio
AVIP Intech U.S. Low Volatility Portfolio
AB VPS Relative Value Portfolio
AB VPS Global Risk Allocation-Moderate
Portfolio

BNY Mellon Appreciation Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Goldman Sachs U.S. Equity Insights Fund
Goldman Sachs Strategic Growth Fund
Janus Henderson Research Portfolio
Janus Henderson Balanced Portfolio
Janus Henderson Global Research Portfolio
Lazard Retirement Global Dynamic Multi-Asset
Portfolio
ClearBridge Variable Dividend Strategy Portfolio
ClearBridge Variable Large Cap Value Portfolio
Franklin Income VIP Fund
Franklin VolSmart Allocation VIP Fund
Franklin Allocation VIP Fund
MFS® Total Return Series
MFS® Massachusetts Investors Growth Stock
Portfolio
Neuberger Berman AMT Mid Cap Intrinsic Value
Portfolio

CATEGORY 3
AVIP AB Small Cap Portfolio
AVIP Nasdaq-100® Index Portfolio
AVIP BlackRock Advantage Large Cap Core
Portfolio
AVIP Fidelity Institutional AM® Equity Growth
Portfolio
Invesco V.I. EQV International Equity Fund
Federated Hermes Kaufmann Fund II
Fidelity® VIP Mid Cap Portfolio
Franklin DynaTech VIP Fund
Franklin Templeton Foreign VIP Fund
Goldman Sachs Trend Driven Allocation Fund

Macquarie VIP Asset Strategy Series
Macquarie VIP Science and Technology Series
Lazard Retirement International Equity Portfolio
Lazard Retirement US Small Cap Equity Select
Portfolio
MFS® Mid Cap Growth Series
Morgan Stanley VIF Growth Portfolio
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

CATEGORY 4
AVIP BlackRock Advantage International Equity
Portfolio
AVIP Federated High Income Bond Portfolio
AVIP BlackRock Advantage Small Cap Growth
Portfolio
AB VPS Small Cap Growth Portfolio
Fidelity® VIP Real Estate Portfolio
Macquarie VIP Natural Resources Series

Janus Henderson Overseas Portfolio
Lazard Retirement Emerging Markets Equity
Portfolio
MFS® New Discovery Series
PIMCO Global Bond Opportunities Portfolio
(Unhedged)
PIMCO CommodityRealReturn® Strategy
Portfolio

Form 8508.1-USP

This summary prospectus incorporates by reference the ONcore Select 4 Variable Annuity and ONcore Select 7 Variable Annuity prospectus and Statement of Additional Information (SAI), both dated May 1, 2025, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.
Form 8508.1-USP